Consolidated statements of changes in shareholders equity (Parenthetical) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Corresponding to recognition of result for the net monetary position of subsidiaries, associates and joint ventures with the Peso as functional currency	$ 18,332	$ 11,080
YPF S.A. [member]
Corresponding to the effect of the translation	528,145	307,720	$ 132,391
Subsidiaries, associates and Joint ventures [member]
Corresponding to the effect of the translation	$ (29,691)	$ (21,680)	$ (4,945)